Short-Term Investments - Schedule of Short-term Investment (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Short-term Investment [Line Items]
Short-term investments	¥ 31,789	$ 4,438	¥ 9,085
Level 1 [Member]
Schedule of Short-term Investment [Line Items]
Short-term investments
Level 2 [Member]
Schedule of Short-term Investment [Line Items]
Short-term investments	31,789	4,438	9,085
Level 3 [Member]
Schedule of Short-term Investment [Line Items]
Short-term investments
Bank Wealth Management [Member]
Schedule of Short-term Investment [Line Items]
Short-term investments	31,789	$ 4,438	9,085
Bank Wealth Management [Member] | Level 1 [Member]
Schedule of Short-term Investment [Line Items]
Short-term investments
Bank Wealth Management [Member] | Level 2 [Member]
Schedule of Short-term Investment [Line Items]
Short-term investments	31,789		9,085
Bank Wealth Management [Member] | Level 3 [Member]
Schedule of Short-term Investment [Line Items]
Short-term investments